Others, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Others, net
Losses from fair value change of long-term investments	¥ (855)		¥ (4,096)	¥ (7,252)
Government financial incentives	2,557		2,773	2,482
Interest income	9,576		5,742	4,213
Gains/(losses) from acquirements or disposals of businesses and investments	89	$ 13	(3,558)	140
Impairment of investments	(3,043)	(429)	(1,969)	(574)
Foreign exchange gains/(losses), net	(28)	(4)	114	42
Others	(800)		(561)	359
Total	¥ 7,496	$ 1,056	¥ (1,555)	¥ (590)